Item 1. Schedule of Investments

T. ROWE PRICE REAL ESTATE FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 97.0%

REAL ESTATE 97.0%
Apartment/ Residential 17.1%
Archstone-Smith Trust, REIT	876,000	34,926
Avalonbay Communities, REIT	244,000	20,911
Camden Property Trust, REIT	472,000	26,314
Equity Residential, REIT	781,000	29,561
Essex Property Trust, REIT	160,000	14,400
Post Properties, REIT	272,000	10,132
United Dominion Realty Trust, REIT	743,000	17,609
		153,853
Diversified 5.1%
Cousins Properties, REIT	415,000	12,541
Vornado Realty Trust, REIT	382,000	33,089
		45,630
Industrial 9.5%
AMB Property, REIT	609,000	27,344
EastGroup Properties, REIT	441,000	19,294
ProLogis, REIT	877,000	38,860
		85,498
Lodging & Leisure 8.6%
Host Marriott, REIT	1,209,000	20,432
LaSalle Hotel Properties, REIT	335,000	11,541
Marriott, Class A	145,000	9,135
Starwood Hotels & Resorts Worldwide, Equity Units	433,000	24,755
Strategic Hotel Capital, REIT	633,000	11,558
		77,421
Office 20.7%
Arden Realty, REIT	531,000	21,861
Boston Properties, REIT	458,000	32,472
CarrAmerica Realty, REIT	716,000	25,740
Equity Office Properties, REIT	1,036,000	33,888
Mack-Cali Realty, REIT	454,000	20,403
Reckson Associates Realty, REIT	698,000	24,116
SL Green Realty, REIT	398,000	27,136
		185,616
Office & Industrial 5.6%
Alexandria Real Estate, REIT	124,000	10,253
BioMed Realty Trust, REIT	285,000	7,068
Duke Realty, REIT	441,000	14,941
Kilroy Realty, REIT	321,000	17,986
		50,248
Other Real Estate 1.2%
Plum Creek Timber, REIT	283,000	10,729
		10,729
Regional Mall 13.6%
CBL & Associates Properties, REIT	234,000	9,592
General Growth Properties, REIT	649,000	29,159
Macerich Company, REIT	366,000	23,768
Mills, REIT	238,000	13,109
Simon Property Group, REIT	632,000	46,844
		122,472
Self Storage 1.9%
Public Storage, REIT	253,000	16,951
		16,951
Shopping Center 13.7%
Developers Diversified Realty, REIT	475,000	22,182
Federal Realty Investment Trust, REIT	273,000	16,634
Kimco Realty, REIT	656,000	20,612
New Plan Excel Realty, REIT	562,000	12,898
Pan Pacific Retail Properties, REIT	237,000	15,618
Regency Centers, REIT	322,000	18,499
Weingarten Realty Investors, REIT	430,000	16,275
		122,718
Total Real Estate		871,136
Total Common Stocks (Cost $655,530)		871,136

SHORT-TERM INVESTMENTS 2.8%
Money Market Fund 2.8%
T. Rowe Price Reserve Investment Fund, 3.79% †#	24,743,371	24,743
Total Short-Term Investments (Cost $24,743)		24,743

Total Investments in Securities
99.8% of Net Assets (Cost $680,274)		$895,879

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
†	Affiliated company – See Note 3.
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $680,274,000. Net unrealized gain aggregated $215,605,000 at period-end, of which $215,684,000 related to appreciated investments and $79,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $299,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $24,743,000 and $13,209,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005